Nature of business	6 Months Ended
Jun. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Nature of business	Nature of business
Docebo Inc. (the “Company” or “Docebo”) is a provider of cloud-based learning management systems. The Company was incorporated on April 21, 2016 under the laws of the Province of Ontario. The Company’s head office is located at Suite 701, 366 Adelaide Street West, Toronto, Canada, M5V 1R9.

The Company’s shares are listed on both the Toronto Stock Exchange (“TSX”), as of October 8, 2019, and the Nasdaq Global Select Market (“Nasdaq”), as of December 3, 2020, under the stock symbol “DCBO”.
The Company has the following subsidiaries:

Entity name	Country	Ownership percentage June 30, 2022	Ownership percentage December 31, 2021
		%	%
Docebo S.p.A	Italy	100	100
Docebo NA, Inc.	United States	100	100
Docebo EMEA FZ-LLC	Dubai	100	100
Docebo UK Limited	England	100	100
Docebo France Société par Actions Simplifiée (“Docebo France”)	France	100	100
Docebo DACH GmbH (“Docebo Germany”)	Germany	100	100
Docebo Australia Pty Ltd[1] ("Docebo Australia")	Australia	100	—
1 On January 21, 2022, the Company acquired all of the issued and outstanding shares of Skillslive Edu Pty Ltd. (“Skillslive”), an educational consulting agency located in Melbourne, Australia. On February 2, 2022 Skillslive changed its name to Docebo Australia Pty Ltd.